CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023
Cash flows from operating activities:
Net income (loss)	$ 110,320	$ (356,089)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Deferred income tax benefit	0	0
Stock compensation issued	0	210,000
Amortization of operating lease right-of-use asset	356	0
Debt forgave by related party	(24,953)	0
Change in operating assets and liabilities:
Accounts receivable	0	737,663
Prepaid expense	(70)	1,397
Lease security deposit	(114)	0
Advances from customers	(29,070)	29,070
Accounts payable	(777)	(447,292)
Income taxes payable	35,906	12,096
Operating lease liabilities	(356)	0
Accrued liabilities and other payables	21,498	137,736
Net cash provided by operating activities	112,740	324,581
Cash flows from financing activities:
Cash received in connection with reverse acquisition	0	4,186
Proceeds received from private offerings	513,213	0
Subscription receivable collected	0	50,000
Capital contribution received	0	65,650
Working capital advance from related party	54,134	31,490
Repayment of working capital advance from related party	(28,083)	(341,885)
Operating expenses directly paid by shareholders	139	84,503
Payments of Shenzhen China rent by related parties	0	16,580
Deferred offering costs incurred	(495,356)
Net cash (used in) provided by financing activities	44,047	(89,476)
Net increase in cash	156,787	235,105
Cash, beginning	256,342	21,237
Cash, ending	413,129	256,342
Cash paid during the period for:
Interest	0	0
Income taxes	0	0
Non-Cash Activities:
Initial recognition of right-of-use assets and lease liabilities	0	6,436
Early termination of right-of-use assets and lease liabilities	6,080	0
Conversion of liabilities to common stock	445,109	0
Conversion of preferred stock to common stock	800	0
Noncash assets (liabilities) received in connection with reverse acquisition:
Prepaid expense and other current assets	0	3,250
Accounts payable	0	(3,127)
Due to related parties	0	(253,041)
Accrued liabilities and other payables	0	(120,800)
Net	$ 0	$ (373,718)